Operations (Details 2) - Zenvia Brazil - Sensedata Tecnologia Ltda. R$ in Thousands	Nov. 01, 2021 BRL (R$)
Operational context
Consideration transferred	R$ 71,923
Other net assets, including PPE and cash	2,120
Intangible assets - Customer portfolio	720
Intangible assets - Digital platform	48,271	[1]
Total net assets acquired at fair value	51,111
Goodwill	R$ 20,812

[1]	The fair value of R$48,271 represents the digital platform acquired, measured based on discounted future cash flows associated to the asset at the acquisition date.